Financial liabilities - Reconciliation of Liabilities from Financing Activities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	SFr 187.3	SFr 26.7
thereof current	31.2	20.1	SFr 7.5
thereof non-current	138.8	167.2	19.2
Payments	(20.9)	(17.2)
Interest expenses paid	(4.2)	(2.4)
Additions	51.7	181.3
Lease modification	(45.5)
Accrued interest	4.2
Disposals	(3.0)
Exchange differences	0.3	(1.0)
Liabilities arising from financing activities at end of period	170.0	187.3
Short-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0.0	0.2
thereof current	0.0	0.0	0.2
thereof non-current	0.0	0.0	0.0
Payments	0.0	(0.2)
Interest expenses paid	0.0	0.0
Additions	0.0	0.0
Lease modification	0.0
Accrued interest	0.0
Disposals	0.0
Exchange differences	0.0	0.0
Liabilities arising from financing activities at end of period	0.0	0.0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	180.9	23.5
thereof current	21.6	13.6	4.3
thereof non-current	138.8	167.2	19.2
Payments	(15.8)	(13.3)
Interest expenses paid	(4.2)	(2.4)
Additions	43.6	174.1
Lease modification	(45.5)
Accrued interest	4.2
Disposals	(3.0)
Exchange differences	0.3	(1.0)
Liabilities arising from financing activities at end of period	160.5	180.9
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	6.5	3.0
thereof current	9.5	6.5	3.0
thereof non-current	0.0	0.0	SFr 0.0
Payments	(5.1)	(3.7)
Interest expenses paid	0.0	0.0
Additions	8.2	7.2
Lease modification	0.0
Accrued interest	0.0
Disposals	0.0
Exchange differences	0.0	0.0
Liabilities arising from financing activities at end of period	SFr 9.5	SFr 6.5